Basis of preparation, material accounting policies and estimates (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure of voluntary change in accounting policy [abstract]
Basis of preparation	Basis of preparation
Lifezone’s unaudited consolidated interim financial statements for the six months ended June 30, 2026, have been prepared in accordance with International Accounting Standard (IAS) 34, “Interim Financial Reporting” under International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB") and Interpretations (collectively IFRS Accounting Standards) and are reported in U.S. dollars (“USD” or “$”).
These unaudited consolidated interim financial statements should be read in conjunction with Lifezone Metals' audited consolidated financial statements contained on its Form 20-F for the year ended December 31, 2025, as some disclosures from the annual consolidated financial statements have been condensed or omitted. Operating results for the six months ended June 30, 2026, are not necessarily indicative of the results that may be expected for the year ending December 31, 2026.
These unaudited consolidated interim financial statements incorporate the financial statements of Lifezone Metals and its controlled subsidiaries as of June 30, 2026.
Control exists when Lifezone has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The unaudited consolidated interim financial statements include the accounts of Lifezone Metals and its subsidiaries. Intercompany balances, transactions, income and expenses are eliminated on consolidation.
The information furnished herein reflects all normal recurring entries, that are in the opinion of management, necessary for a fair statement of the results for the interim periods reported.
The unaudited consolidated interim financial statements have been prepared on a historical cost basis unless otherwise stated.
Going concern	Going concern
Management has assessed the going concern assumptions of Lifezone during the preparation of these unaudited consolidated interim financial statements. For the six months ended June 30, 2026, Lifezone's loss was $6.93 million (six months ended June 30, 2025: income of $2.25 million) and accumulated losses at June 30, 2026, was $474.9 million (December 31, 2025: $468.1 million).
As of June 30, 2026, Lifezone had consolidated cash and cash equivalents of $37.3 million, compared with $20.1 million as of December 31, 2025. Please refer to the unaudited consolidated interim cash flow statements for details on usage and receipt of cash during the six months ended June 30, 2026. Available cash includes the receipts of a registered direct offering that closed on April 23, 2026 (the "2026 Offering") of 5,700,000 ordinary shares, with no warrants. The ordinary shares were sold at a purchase price of $4.40 per share. The net proceeds from the 2026 Offering were $23.33 million (after placement agent fees, commissions, and estimated offering expenses payable by Lifezone).
Lifezone's liquidity includes cash and cash equivalents of $37.29 million as of June 30, 2026, and a further $18.3 million of the senior secured bridge loan facility subject to satisfaction of conditions precedent, which remained undrawn as of June 30, 2026. The facility is available for further drawdowns until November 29, 2026, and supports advancing the Kabanga Nickel Project by funding pre-FID critical early-stage work and project financing activities. The facility has a scheduled maturity date of July 31, 2027, with an option available to Kabanga Nickel Limited to extend the term by an additional six months subject to meeting the required conditions. Funds made available under the senior secured bridge loan facility cannot be used for any purpose other than the Kabanga Nickel Project.
The unaudited consolidated interim financial statements have been prepared on a going concern basis, which contemplates the continuity of normal business activities, the realization of assets and the discharge of liabilities in the ordinary course of business. Lifezone has not generated significant revenues from operations and, as is common with many exploration-stage mining companies, Lifezone raises financing for its exploration, study, and research and development activities in discrete tranches. As of June 30, 2026, Lifezone has net current liabilities of $17.13 million and based on Lifezone’s current and anticipated liquidity and funding requirements, and notwithstanding the funds received from the 2026 Offering, Lifezone will need to raise additional capital in the next 12 months to fund its corporate expenditure, operations and project developments, in particular for the Kabanga Nickel Project, and to maintain the minimum cash balance covenant required under the senior secured bridge loan facility. Based on our assessment, additional funding will be required in early 2027 for both the Kabanga Nickel Project and the other two segments of the business. In this assessment, we consider completing all of our forecast pre-FID activities, which will consume all of the available funds from the senior secured bridge loan facility earmarked for the Kabanga Nickel Project. In addition, additional capital will need to be raised, or an agreement reached to refinance the senior secured bridge loan, which has a scheduled maturity date of July 31, 2027, with an option available to Kabanga Nickel Limited to extend the term by an additional six months.
We also consider the Board of Directors making the FID for the Project during Q1 2027, which will materially increase our investment cash flows and require raising equity, including a farm-down at the Kabanga Nickel Project level, and debt through a multi-sourced project financing solution. With concerted efforts, this date could be moved forward, but FID could happen later, depending on the lender's assessment of the Framework Agreement. In the event Lifezone issues additional equity in the future, shareholders could face significant dilution in their holdings.
Lifezone’s future operating losses and capital requirements may vary materially from those currently planned and will depend on many factors including Lifezone’s growth rate, the execution of various growth projects, and the demand for the Hydromet Technology, and capital costs in relation to the development of the Kabanga Nickel Project, and the demand and prices for the minerals we envision extracting in our Metals Extraction business and as well as for Lifezone’s working capital requirements.
To finance the development of the Kabanga Nickel Project, Lifezone is pursuing a diversified funding strategy potentially including equity offerings, strategic partnerships, mezzanine financing and bridge and project-level debt. Active discussions are ongoing with offtake partners, financial and strategic investors, development finance institutions, and commercial lenders.
If required, to maintain liquidity, management could consider reducing operating costs, pausing capital expenditures, restructuring interest-bearing debt, or maximizing external revenues from the Simulus hydromet laboratory based in Perth, Australia. Additionally, Lifezone may receive the proceeds from any exercise of any Warrants in cash. Each Lifezone warrant represents the right to purchase one ordinary Lifezone share at a price ranging from $4.00 to $11.50 per share in cash. Please refer to Note 22 for further details on the number of warrants outstanding, exercise prices and expiry dates of the warrants.

In the event that Lifezone is unable to secure sufficient funding, it may not be able to fully develop its projects, and this may have a consequential impact on the carrying value of the related exploration and evaluation assets and the investment in its subsidiaries as well as the going concern status of Lifezone. Given the nature of Lifezone’s current activities, it will remain dependent on equity, mezzanine, alternative or debt funding or monetizing the offtake from the Kabanga Nickel Project until such time as Lifezone becomes self-financing from the commercial production of metals and minerals and royalties received from intellectual property rights linked to its Hydromet Technology.
These conditions give rise to a substantial doubt about our ability to continue as a going concern, as there can be no assurance that Lifezone will be able to raise the required financing through a combination of equity offerings, debt financings, strategic alliances, alternative financings, and off-take agreements and/or licensing arrangements in the future. Notwithstanding this substantial doubt, the directors of Lifezone consider it appropriate to prepare the financial statements on a going concern basis as they believe that Lifezone will be able to raise further funding as set out above prior to any breach of covenants. The financial statements do not include the adjustments to the amounts and classification of assets and liabilities that may be necessary if Lifezone were unable to continue as a going concern.
Accounting pronouncements	Accounting pronouncements
The accounting policies adopted in the preparation of the unaudited consolidated interim financial statements are consistent with those followed in the preparation of the annual consolidated financial statements of Lifezone Metals for the year ended December 31, 2025, except for the adoption of new standards effective as of January 1, 2026.
Lifezone has not early adopted any standard, interpretation, or amendment that was issued but is not yet effective.
The following amendment applies for the first time in 2026, but does not have an impact on the unaudited consolidated interim financial statements of Lifezone:
•Amendments to the Classification and Measurement and Impairment of Financial Instruments (Amendments to IFRS 9 and IFRS 7): The amendments clarify that a financial liability is derecognized on the settlement date and introduce an accounting policy choice to derecognize financial liabilities settled using an electronic payment system before the settlement date. Other clarifications include the classification of financial assets with ESG-linked features via additional guidance on the assessment of contingent features. Clarifications have been made to non-recourse loans and contractually linked instruments. Additional disclosures are introduced for financial instruments with contingent features and equity instruments classified at fair value through OCI.
•Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity: These amendments introduce application guidance on the classification and measurement of contracts that reference nature-dependent electricity (such as renewable energy contracts), including considerations for whether such contracts meet the “own-use” scope exception or should be accounted for as derivatives. The amendments also clarify how variability linked to nature-dependent factors should be assessed in determining whether contractual cash flows meet the solely payments of principal and interest (“SPPI”) criterion.
•Annual Improvements to IFRS Accounting Standards – Volume 11 : These annual improvements include a series of minor amendments to various IFRS Accounting Standards aimed at clarifying wording, correcting unintended inconsistencies, and improving guidance. The amendments address, among other matters, aspects of classification and measurement under IFRS 9, disclosure requirements under IFRS 7, and consequential wording improvements in other standards.
Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. The standards and interpretations that are issued, but are not yet effective, up to the date of issuance of Lifezone’s financial statements that Lifezone reasonably expects may have an impact on its disclosures, financial position or performance when applied at a future date, are disclosed below.
•IFRS 18 Presentation and Disclosure in Financial Statements - applies from January 1, 2027. Lifezone is currently assessing the effect of this new accounting standard and amendments.

Basis of consolidation	Basis of consolidation
The unaudited consolidated interim financial statements comprise the financial statements of Lifezone Metals and its controlled subsidiaries. Consolidation of a subsidiary begins when Lifezone obtains control over the subsidiary and ceases when Lifezone loses control of the subsidiary.
Profit or loss and each component of other comprehensive income are attributed to the equity holders of Lifezone Metals as the parent entity of Lifezone and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with Lifezone’s accounting policies. All intra-group assets and liabilities, equity, income, expenses, and cash flows relating to transactions between members of Lifezone are eliminated on full consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If Lifezone loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest, and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.
Lifezone attributes total comprehensive income or loss of subsidiaries between the owners of Lifezone Metals as the parent entity and the non-controlling interests based on their respective ownership interests.
Foreign Private Issuer status	Foreign Private Issuer status
Given that Lifezone Metals is incorporated in the Isle of Man, it is considered a Foreign Private Issuer (“FPI”) under the securities laws of the U.S. and the rules of the NYSE.
In our capacity as an FPI, we are exempt from certain rules under the Exchange Act that impose certain disclosure obligations and procedural requirements for proxy solicitations under Section 14 of the Exchange Act. Moreover, we are not required to file periodic reports and financial statements with the SEC as frequently or as promptly as United States companies whose securities are registered under the Exchange Act. In addition, we are not required to comply with Regulation FD, which restricts the selective disclosure of material information. NYSE listing rules include certain accommodations in the corporate governance requirements that allow FPI, such as us, to follow “home country” corporate governance practices in lieu of the otherwise applicable corporate governance standards of NYSE.
FPIs may prepare their financial statements using US GAAP; or IFRS pursuant to Regulation S-X Rule 4-01(a)(2). In the case of FPIs that use the English-language version of IFRS as issued by the International Accounting Standards Board, or IASB IFRS, no reconciliation to US GAAP is needed.
We may take advantage of these exemptions until such time as we are no longer an FPI. We are required to determine our status as an FPI on an annual basis at the end of each second fiscal quarter.
We would cease to be an FPI at such time as more than 50% of our outstanding voting securities are held by United States residents and any of the following three circumstances apply:
1.the majority of our executive officers or directors are United States citizens or residents.
2.more than 50% of our assets are located in the United States or
3.our business is administered principally in the United States.
If we lose our FPI status, we would be required to comply with Exchange Act reporting and other requirements applicable to U.S. domestic issuers, which are more detailed and extensive than the requirements for FPIs.
FPI status requires implementing procedures and processes to address public company regulatory requirements and customary practices.

Emerging Growth Company status	Emerging Growth Company status
We are an Emerging Growth Company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). As such, we are eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. This includes, but is not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act” or “SOX”), reduced disclosure obligations regarding executive compensation in their periodic reports and proxy statements and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
We will continue to qualify as an EGC until the earliest of:
1.the last day of the fiscal year during which we had total annual gross revenues of US$1,235,000,000, as such amount is indexed for inflation every 5 years by the SEC or more;
2.the last day of our fiscal year following the fifth anniversary of the date of the first sale of equity securities pursuant to an effective registration statement under the Securities Act;
3.the date on which we have, during the previous 3-year period, issued more than US$1,000,000,000 in non-convertible debt; or
4.the date on which we are deemed to be a “Large Accelerated Filer”, as defined in Exchange Act Rule 12b-2. Lifezone would become a Large Accelerated Filer if Lifezone has a public float of greater than $700 million, has been filing periodic reports for at least 12 months, has previously filed at least one annual report, and is not a smaller reporting company.
Section 103 of the JOBS Act provides that an EGC is not required to comply with the requirement to provide an auditor’s report on ICFR under Section 404(b) of the Sarbanes-Oxley Act. An EGC still has to perform management’s assessment of internal control over financial reporting (SOX 404(a) and the disclosure requirement of Item 308(a) of Regulation S-K).
Significant accounting judgements, estimates and assumptions	Significant accounting judgments, estimates, and assumptions
The preparation of Lifezone’s unaudited consolidated interim financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, including contingent assets and liabilities, and the accompanying disclosures. Actual results may differ from these estimates and uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in the future period.
The judgments, estimates and assumptions applied in these unaudited consolidated interim financial statements, including the key sources of estimation uncertainty, were the same as those applied in Lifezone’s latest annual consolidated financial statements for the year ended December 31, 2025.
Restatement of disclosure related to unused tax losses and temporary differences for which no deferred tax asset has been recognized	Restatement of disclosure related to unused tax losses and temporary differences for which no deferred tax asset has been recognizedDeferred tax assets are recognized only to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it is probable that future taxable profits will be available, against which the unrecognized deferred tax assets can be used. During our assessment and the review of the tax returns of Lifezone group entities for the year ended December 31, 2025, management assessed that the earlier unrecognized pre-trading capital expenses at Kabanga Nickel Limited do not represent a potential future temporary difference, leading us to exclude these amounts from unrecognized deferred tax assets as disclosed in Note 14. In addition, we are now showing the trading losses of LZ Services and Kabanga Nickel Limited as trading losses, separately from pre-trading losses of all other subsidiaries. Following an audit by the Tanzania Revenue Authority ("TRA") of the corporation tax return of TNCL for the year ended December 31, 2024, in which the TRA disallowed capital allowances claimed in respect of exploration and evaluation assets, management revised TNCL's corporation tax return for the year ended December 31, 2025 to exclude capital allowances on exploration and evaluation assets, such that no temporary difference arises in respect of these assets. Please refer to Note 14 for further details.